Intangible assets (Details) $ in Millions		3 Months Ended	6 Months Ended
	Apr. 14, 2026 USD ($) Program	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Intangible assets
Purchase of intangible assets, classified as investing activities			$ 3,333	$ 1,804
Products in development
Intangible assets
Impairment loss recognised in profit or loss, intangible assets other than goodwill		$ 345
Intangible assets from collaboration and license agreement with CSPC Pharmaceuticals
Intangible assets
Number of programmes initially progressed under collaboration agreement | Program	4
Purchase of intangible assets, classified as investing activities		1,200
Additions other than through business combinations, intangible assets other than goodwill		$ 1,100
Maximum payables for regulatory milestones under collaboration agreement	$ 3,500